Deferred income (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure Of Deferred Income [Abstract]
Contract liabilities	₨ 1,472,898	$ 19,538	₨ 1,333,802
Total	₨ 1,472,898		₨ 1,333,802